[FIRST INVESTORS LOGO]

EQUITY FUNDS

TOTAL RETURN
GROWTH & INCOME
BLUE CHIP
UTILITIES INCOME
MID-CAP OPPORTUNITY
SPECIAL SITUATIONS
FOCUSED EQUITY
GLOBAL

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                 The date of this prospectus is January 28, 2000

                                    CONTENTS

INTRODUCTION

FUND DESCRIPTIONS

      Total Return Fund
      Growth & Income Fund
      Blue Chip Fund
      Utilities Income Fund
      Mid-Cap Opportunity Fund
      Special Situations Fund
      Focused Equity Fund
      Global Fund

FUND MANAGEMENT

BUYING AND SELLING SHARES

      How and when do the Funds price their shares? How do I buy shares? Which class of shares is best for me?
      How do I sell shares?
      Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

      What about dividends and capital gain distributions?
      What about taxes?
      How do I obtain a complete explanation of all account privileges and policies?

APPENDIX

FINANCIAL HIGHLIGHTS

      Total Return Fund
      Growth & Income Fund
      Blue Chip Fund
      Utilities Income Fund
      Mid-Cap Opportunity Fund
      Special Situations Fund
      Focused Equity Fund
      Global Fund

                                  INTRODUCTION

This prospectus describes the First Investors Funds that invest primarily in common stocks and other equity securities. Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on strategies and risks of the Fund.

None of the Funds in this prospectus, other than the Total Return Fund, pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete investment program should include each of these asset classes. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

                                FUND DESCRIPTIONS

                                TOTAL RETURN FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks high, long-term total investment return consistent with moderate investment risk.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  allocates  its  assets  among  stocks,  bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes, and economic trends.
               While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least
               50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations. Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. The Fund decides how to invest the assets allocated to bonds by first considering the outlook for the economy and interest rates and thereafter the financial strength of particular issuers. The Fund may invest in investment grade or below investment grade bonds ("high yield" or "junk bonds") depending on its view of the economy.

PRIMARY
RISKS: While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles, and interest rates. High yield bonds provide a higher yield but fluctuate more than investment grade bonds because of their speculative nature and their potential lack of liquidity. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

               Who should consider buying the Total Return Fund?

               The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand-alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

               o Are seeking  total  return,
               o Are willing to accept a moderate  degree of market  volatility,
                 and
               o Have a  long-term  investment  horizon and are able to ride out market cycles.

                   How has the Total Return Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 13.00% (for the quarter ended December 31, 1999) and the lowest quarterly return was -4.95% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index ("Government/Corporate Bond Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The Government/Corporate Bond Index is an index which includes Treasury obligations, obligations of U.S. agencies, and investment grade corporate bonds. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.


                                                      Inception           Inception
                                                      Class A Shares      Class B Shares
                        1 Year*           5 Years*    (4/24/90)           (1/12/95)

Class A Shares          6.48%             15.43%      10.35%              N/A
Class B Shares          8.82%             N/A         N/A                 15.97%
S&P 500 Index           21.04%            28.51%      19.53%              28.56%
Government/Corporate
  Bond Index            -2.15%             7.60%      7.91%**             7.60%

*  The annual  returns are based upon calendar  years.
** The average annual total return shown is for the period 4/30/90 to 12/31/99. *** The average annual total return shown is for the period 1/1/95 to 12/31/99.

           What are the fees and expenses of the Total Return Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING     FEE       NET
                         FEES(1)  FEES (2)   EXPENSES    EXPENSES(3)   WAIVER(1) EXPENSES
                         -----    --------   ---------   ---------     -------   --------
                                                                                   (3)

Class A Shares.......   1.00%       0.30%      0.35%        1.65%     0.25%      1.40%
Class B Shares.......   1.00%       1.00%      0.35%        2.35%     0.25%      2.10%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal  year ended  September  30, 1999, First Investors
    Management Company, Inc. ("the Adviser") waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.


EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest
$10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                      ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS

If you redeem your shares:
Class A shares                          $759       $1,090      $1,444     $2,438
Class B shares                          $613       $1,010      $1,433     $2,492*

If you do not redeem your shares:
Class A shares                          $759       $1,090      $1,444     $2,438
Class B shares                          $213        $710       $1,233     $2,492*


*Assumes conversion to Class A shares eight years after purchase.

                              THE FUND IN DETAIL

  What are the Total Return Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks high, long-term total investment return consistent with moderate investment risk.

PRINCIPAL INVESTMENT STRATEGIES: The Fund allocates its assets among stocks, bonds, and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends. The Fund may allocate up to 25% of its net assets to high yield bonds. These are bonds that are below investment grade. Investment grade bonds are those that are rated among the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. In selecting stocks, the Fund looks for companies that have a mix of strong management, solid financial condition, and above-average earnings growth potential.

Once the target allocation for bonds has been set, the Fund determines how this percentage should be allocated among different types of bonds based upon the outlook for the economy and interest rates. If the outlook for the economy is positive, the Fund would normally allocate more to high yield, below-investment grade bonds to secure additional income and potential capital appreciation. If the outlook for the economy is negative, the Fund would normally allocate more to investment grade or Treasury bonds. The duration of the bond portion of the portfolio would be determined by the interest rate outlook. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. In selecting bonds, the Fund considers a variety of factors, including the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, and management strength.

While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. These securities will generally be dollar-denominated and traded in the U.S.

The Fund sells a security if its fundamentals have deteriorated or if it is necessary to rebalance the portfolio. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Total Return Fund:

MARKET RISK: The Fund's portfolio is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. High yield bonds behave like bonds at times and like stocks at times. Like other bonds, high yield bonds tend to decline in value when interest rates rise. Like stocks, however, high yield bonds generally decline in value when the economy deteriorates.

While stocks and bonds may react differently to economic events, and thereby provide a more balanced return, there are times when stocks and bonds both may decline in value simultaneously. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

ASSET ALLOCATION RISK: The Fund may allocate assets to investment classes which underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

LIQUIDITY RISK: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

FREQUENT TRADING RISK: The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund.

                              GROWTH & INCOME FUND

                                    OVERVIEW

OBJECTIVES:    The  Fund  seeks  long-term   growth  of  capital  and  current
               income.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  primarily  invests in  dividend-paying  common stocks and securities that are convertible into common stocks of established domestic and foreign companies. The strategy of focusing on securities which offer income as well as the potential for capital appreciation is intended to reduce the Fund's volatility relative to the general stock market while affording potential for long-term total return. The Fund also may invest in corporate bonds to increase the income component of its total return.

PRIMARY
RISKS: While dividend-paying common stocks and convertible securities are expected to hold up better in a declining market than stocks which do not pay dividends, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, changes in interest rates, company-specific developments and other factors. Moreover, under certain conditions, the dividends paid on stocks held by the Fund may not be sufficient to provide a significant cushion against price declines. Fluctuations in the prices of the stocks held by the Fund at times can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the Growth & Income Fund?

               The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o Are primarily seeking growth of capital,
               o Are willing to accept a moderate  degree of market  volatility,
                 and
               o Have a  long-term  investment  horizon and are able to ride out market cycles.

               Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay regular dividends. The Fund is therefore not designed for investors who need an assured level of current income.

                         How has the Growth & Income Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]


During the periods shown, the highest quarterly return was 18.90% (for the quarter ended December 31, 1999) and the lowest quarterly return was -10.80% (for the quarter ended September 30, 1998 ). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the Fund's average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). This table assumes that the maximum sales charge or CDSC was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the index. If it did so, the returns would be lower than those shown.

                                                            Inception           Inception
                                                            Class A Shares      Class B Shares
                              1 Year*           5 Years*    (10/4/93)           (1/12/95)

Class A Shares                15.49%            23.22%      18.33%              N/A
Class B Shares                18.39%            N/A         N/A                 24.01%
S&P 500 Index                 21.04%            28.51%      22.85%              28.56%
*The annual returns are based upon calendar years.

         What are the fees and expenses of the Growth & Income Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*            4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING
                        FEES       FEES (1)   EXPENSES   EXPENSES(2)
                        -----      --------   --------   -----------

Class A Shares.......   0.74%       0.30%      0.32%        1.36%
Class B Shares.......   0.74%       1.00%      0.32%        2.06%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. **4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(2) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS

If you redeem your shares:
Class A shares                      $755       $1,029      $1,323     $2,158
Class B shares                      $609       $  946      $1,308     $2,210*

If you do not redeem your shares:
Class A shares                      $755       $1,029      $1,323     $2,158
Class B shares                      $209      $   646      $1,108     $2,210*
*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What are the Growth & Income Fund's objectives, principal investment strategies, and principal risks?

OBJECTIVES:  The Fund seeks long-term growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in dividend-paying common stocks and convertible securities of established domestic and foreign companies. The Fund also invests in corporate bonds to increase the income component of its total return. The strategy of focusing on securities which offer income as well as the potential for capital appreciation is intended to reduce the Fund's volatility relative to the overall stock market while affording potential for long-term total return.

The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates, and industry diversification. The Fund focuses on companies which have solid balance sheets, strong management, relatively consistent earnings growth or potential earnings growth greater than that of the average company in the S&P 500 Index. The Fund typically sells a security when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or falls short of the manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Growth & Income Fund:

MARKET RISK: Because the Fund primarily invests in common stocks and convertible securities, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While dividend-paying common stocks and convertible securities are expected to hold up better in a declining market than stocks which do not pay dividends, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, company-specific developments, and other factors. Moreover, under certain conditions, the dividends paid on these stocks may not be sufficient to provide a significant cushion against price declines. Fluctuations in the prices of these stocks can therefore be substantial. The dividend income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline drastically even if earnings do increase. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns.

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

                                 BLUE CHIP FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks high total  investment  return  consistent  with the preservation of capital.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  primarily  invests  in the  common  stocks  of large, well-established  companies that are in the Standard and Poor's
               500 Composite Stock Price Index ("S&P 500 Index"). These are defined by the Fund as "Blue Chip" stocks. The Fund selects stocks that it believes will have earnings growth in excess of the average company in the S&P 500 Index. While the Fund attempts to diversify its investments so that its weightings in different industries are similar to those of the S&P 500
               Index, it is not an index fund and therefore will not necessarily mirror the S&P 500 Index. The Fund generally stays fully invested in stocks under all market conditions.

PRIMARY
RISKS: While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                     Who should consider buying the Blue Chip Fund?

               The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o  Are seeking growth of capital,
               o Are willing to accept a moderate degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                    How has the Blue Chip Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last 10 calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]


During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -14.96% (for the quarter ended September 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the S&P 500 Index. This table assumes that the maximum sales charge or CDSC was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 500 Index. If it did so, the returns would be lower than those shown.

                                                                       Inception
                                                                       Class B Shares
                             1 Year*           5 Years*    10 Years*   (1/12/95)

Class A Shares               16.92%            22.97%      14.44%      N/A
Class B Shares               19.84%            N/A         N/A         23.65%
S&P 500 Index                 21.04%           28.51%      18.19%      28.56%
* The annual returns are based upon calendar years.

            What are the fees and expenses of the Blue Chip Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION             TOTAL
                                 AND SERVICE           ANNUAL FUND
                     MANAGEMENT   (12B-1)      OTHER    OPERATING      FEE      NET
                         FEES(1)   FEES(2)    EXPENSES  EXPENSES(3)  WAIVER(1) EXPENSES(3)
                     ----------- -----------  -------- ------------  --------- -----------

Class A Shares       0.85%         0.30%       0.27%     1.42%        0.10%     1.32%
Class B Shares       0.85%         1.00%       0.27%     2.12%        0.10%     2.02%


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)For the fiscal year ended September 30, 1999, the Adviser waived Management Fees in excess of 0.75% for the Blue Chip Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE


This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest
$10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares                       $751      $1,037      $1,344       $2,213
Class B shares                       $605     $   954      $1,330       $2,265*

If you do not redeem your shares:
Class A shares                       $751      $1,037      $1,344       $2,213
Class B shares                       $205     $   654      $1,130       $2,265*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What are the Blue Chip Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks high total  investment  return  consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of large, well-established companies that are in the S&P 500 Index. These are defined by the Fund as "Blue Chip" stocks. The S&P 500 Index consists of both U.S. and foreign corporations.

The Fund uses fundamental research to select stocks of companies with strong balance sheets, relatively consistent records of achievement, and potential earnings growth that is greater than that of the average company in the S&P 500 Index. The Fund attempts to stay broadly diversified and sector neutral relative to the S&P 500 Index, but it may emphasize certain industry sectors based on economic and market conditions. The Fund intends to remain relatively fully invested in stocks under all market conditions rather than attempt to time the market by maintaining large cash or fixed income securities positions when market declines are anticipated. The Fund usually will sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the Fund's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Blue Chip Fund:

MARKET RISK: Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Fluctuations of Blue Chip stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

OTHER RISKS: While the Fund generally attempts to remain sector-neutral relative to the S&P 500 Index, it is not an index fund. The Fund may hold securities other than those in the S&P 500 Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                              UTILITIES INCOME FUND

                                    OVERVIEW

OBJECTIVES:    The Fund primarily  seeks high current  income and  secondarily long-term capital appreciation.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  concentrates  its  investments  in  stocks  of public utilities companies ("utilities stocks"). The Fund attempts to diversify across all sectors of the utilities industry (i.e., electric, gas, telecommunications and water), but from time to time it will emphasize one or more sectors based on the outlook for the various sectors. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign utilities companies.

PRIMARY
RISKS: While utilities stocks tend to be regarded as less volatile than other stocks, like all stocks they fluctuate in value in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Because the Fund concentrates its investments in public utilities stocks, the value of its shares will be particularly affected by events that impact on the utilities industry, such as changes in public utilities regulation, changes in weather, and changes in interest rates. Stocks of foreign utilities companies carry additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. An investment in the Fund could decline in value even if the market as a whole does well. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                  Who should consider buying the Utilities Income Fund?

               The Utilities Income Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are seeking income and growth of capital,
               o Are willing to accept a moderate degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                 How has the Utilities Income Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 12.13% (for the quarter ended December 31, 1997) and the lowest quarterly return was -7.56% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Standard and Poor's Utilities Index ("S&P Utilities Index"). This table assumes that the maximum sales charge or CDSC was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P Utilities Index is a capitalization-weighted index of 41 stocks designed to measure the performance of the utilities sector of the S&P 500 Index. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.

                                                      Inception         Inception
                                                      Class A Shares    Class B Shares
                             1 Year*      5 Years*    (2/22/93)         (1/12/95)

Class A Shares                8.47%       16.35%       10.95%           N/A
Class B Shares                10.99%       N/A         N/A              16.90%
S&P 500 Index                 21.04%       28.51%      21.96%           28.56%
S&P Utilities Index           -8.89%       13.84%      8.67%            13.93%

* The annual returns are based upon calendar years.

         What are the fees and expenses of the Utilities Income Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING
                         FEES     FEES (1)    EXPENSES   EXPENSES
                                                            (2)

Class A Shares          0.75%       0.30%      0.32%        1.37%
Class B Shares          0.75%       1.00%      0.32%        2.07%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. **4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(2)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------
If you redeem your shares:
Class A shares                         $756      $1,032      $1,328     $2,168
Class B shares                         $610      $  949      $1,314     $2,221*

If you do not redeem your shares:
Class A shares                         $756      $1,032      $1,328     $2,168
Class B shares                         $210      $  649      $1,114     $2,221*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What  are  the  Utilities  Income  Fund's   objectives,   principal   investment
strategies, and risks?

OBJECTIVES: The Fund primarily seeks high current income and secondarily long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in stocks (including not only common stocks, but also preferred stocks) and securities convertible into stocks of companies in the utilities industry. These are securities of companies which are primarily engaged in owning or operating facilities used to provide electricity, gas, water or telecommunications (including telephone, telegraph and satellite, but not public broadcasting or cable television). While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign utilities companies. The Fund's investments in foreign utilities companies are generally limited to stocks that are dollar-denominated and traded in the U.S.

While the Fund attempts to diversify across all utilities sectors, it may emphasize a particular sector based on that sector's yield, price to earnings ratio, economic trends, and the regulatory environment. The Fund uses a "top-down" approach to selecting investments. This means that it first decides on how much of its assets to allocate to each sector of the utilities market and then identifies potential investments for each sector through fundamental research and analysis.

In selecting securities, the Fund will consider a stock's dividend potential, its price to earnings ratio, the company's management, the company's ratio of international to domestic earnings, the company's future strategies, and external factors such as demographics and mergers and acquisitions prospects. The Fund typically sells a security when its issuer shows deteriorating fundamentals, it falls short of the manager's expectations or there is a change in economic trends. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Utilities Income Fund:

MARKET RISK: Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. While utilities stocks have long been thought of as being less volatile than other stocks, like all stocks they fluctuate in value. As the utilities industry has begun to deregulate and earnings have become less predictable, utilities stocks have begun to have price fluctuations which are more like other stocks.

INDUSTRY CONCENTRATION RISK: Because the Fund concentrates its investments in public utilities companies, the value of its shares will be especially affected by events that are peculiar to or have a greater impact on the utilities industry. Utilities companies, especially electric and gas and other energy-related utilities companies, have historically been subject to the risk of increases in fuel and other operating costs, changes in national or regional weather patterns, changes in interest rates, changes in applicable laws and regulations, and costs and operating constraints associated with compliance with environmental regulations. Utilities stocks therefore may decline in value even if the overall market is doing well.

SECTOR CONCENTRATION RISK: Because the Fund may concentrate its portfolio in one sector of the utilities industry, its share value could decline if one sector of the utilities industry does poorly even if the industry does well as a whole.

DEREGULATION/COMPETITION RISK: Regulatory changes in the United States have increasingly allowed utilities companies to provide services and products outside their traditional geographical areas and lines of business, creating competitors and new areas of competition. As a result, certain utilities companies earn more than their traditional, regulated rates of return, while others are forced to defend their core business from competition and are less profitable. Some utilities companies may not be able to recover the costs of facilities built or acquired prior to the date of deregulation. This is known as the "stranded assets" problem.

INTEREST RATE RISK: Utilities stocks tend to be more interest rate sensitive than other stocks. As interest rates increase, utilities stocks tend to decline in value.

FOREIGN ISSUERS RISK: Stock of foreign utilities companies carry additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

                            MID-CAP OPPORTUNITY FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks long-term capital growth.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  primarily  invests in common stocks of companies with medium market  capitalizations  ("mid-cap  stocks") which offer
               the  potential  for   substantial   long-term   growth.   These
               companies  are   generally   more   established   than  smaller
               companies,  yet are  early  enough in their  development  to be still  capable of increasing  their  revenues and earnings at a strong  rate.  In  selecting  stocks,  the Fund  will  look for companies  that  have  one or more of the  following:  a strong balance sheet,  experienced management;  above-average earnings growth  potential;  and stocks  that are  attractively  priced.
               Based upon the Fund's  economic  outlook for  stocks,  the Fund may  decide  to  invest a  portion  of its  assets in stocks of
               companies   with   small   or  large   market   capitalizations
               ("small-cap"  and   "large-cap").   While  the  Fund  primarily
               invests in U.S. companies, it may invest in stocks of foreign companies.

PRIMARY
RISKS: While the potential long-term rewards of investing in mid-cap stocks are substantial, there are also substantial risks. Mid-cap companies carry more risk because they generally rely on a smaller number of products or services, their earnings tend to be less predictable, and their stocks tend to be less liquid than those of large-cap companies. Mid-cap stocks tend to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial. To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater. Stocks of foreign companies carry additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the Mid-Cap Opportunity Fund?

               The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are seeking significant growth of capital,
               o Are willing to accept higher than average market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                  How has the Mid-Cap Opportunity Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -20.16% (for the quarter ended September 30, 1998). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 400 Mid-Cap Index ("S&P 400 Mid-Cap Index"). This table assumes that the maximum sales charge or CDSC was paid. The S&P 400 Mid-Cap Index is an unmanaged index generally representative of the U.S. market for medium cap stocks. The S&P 400 Mid-Cap Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 400 Mid-Cap Index. If it did so, the returns would be lower than those shown.


                                                           Inception         Inception
                                                           Class A Shares    Class B Shares
                             1 Year*           5 Years*    (8/24/92)         (1/12/95)

Class A Shares                31.47%           20.15%      13.93%            N/A
Class B Shares                35.36%           N/A         N/A               20.51%
S&P 400 Mid-Cap Index         14.70%           23.04%      18.68%            23.06%
*The annual returns are based upon calendar years.

          What are the fees and expenses of the Mid-Cap Opportunity Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None

Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                DISTRIBUTION              TOTAL    FEE
                                AND SERVICE            ANNUAL FUND WAIVER
                     MANAGEMENT (12B-1)     OTHER       OPERATING  AND/OR             NET
                         FEES      FEES     EXPENSES   EXPENSES(4) EXPENSE            EXPENSES(4)
                        (1)        (2)         (3)                 ASSUMPTION(1),
                                                                    (3),(4)

Class  A Shares       1.00%       0.30%     0.47%        1.77%     0.27%              1.50%
Class  B   Shares     1.00%       1.00%     0.47%        2.47%     0.27%              2.20%


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)For the fiscal year ended September 30, 1999, the adviser waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)For the fiscal year ended September 30, 1999, the Adviser assumed for each class of shares of the Fund certain Other Expenses that were in excess of 0.45%. The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.45% for the fiscal year ending September 30, 2000.
(4)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. The Fund's custodial credits equaled 0.02%. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses, but are reflected under Fee Waiver and Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                           --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares               $768       $1,123      $1,501     $2,558
Class B shares               $623       $1,044      $1,491     $2,613*

If you do not redeem your shares:
Class A shares               $768       $1,123      $1,501     $2,558
Class B shares               $223       $   744     $1,291     $2,613*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

What  are  the  Mid-Cap  Opportunity  Fund's  objective,   principal  investment
strategies, and risks?

OBJECTIVE:  The Fund seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of mid-cap companies. The Fund defines mid-cap stocks as those with market capitalizations which fall within the range of those of companies in the S&P 400 Mid-Cap Index. (As of December 31, 1999, the market capitalizations of companies in the S&P 400 Mid-Cap Index was between $165 million and $37.1 billion. The market capitalizations of companies in the S&P 400 Mid-Cap Index will change with market conditions.) Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies. The Fund's investments in foreign companies will generally be dollar-denominated and traded in the U.S.

The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for stocks of companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions. The Fund will usually sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Mid-Cap Opportunity Fund:

MARKET RISK: Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

The market risk associated with mid-cap and small-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services which, if delayed, could cause the prices to drop.

LIQUIDITY RISK: The stocks in which the Fund primarily invests are less liquid than those of larger, more well-established companies. Securities of companies with small-to-medium market capitalization often are not as broadly traded as those of companies with larger market capitalization and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

FOREIGN SECURITIES RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

OTHER RISKS: While the Fund generally attempts to invest in mid-cap stocks with market capitalizations which fall within the range of those of companies in the S&P 400 Mid-Cap Index, it is not an index fund. The Fund may hold securities other than those in the S&P 400 Mid-Cap Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                             SPECIAL SITUATIONS FUND

                                    OVERVIEW

OBJECTIVE:     The Fund seeks long-term growth of capital.

PRIMARY
INVESTMENT
STRATEGIES:    The  Fund  primarily  invests  in common stocks of companies with small market capitalizations  ("small-cap stocks") which have the potential for substantial  long-term  growth.  The Fund looks for companies that are in the early stages of their development, have a new product or service,  are in a position to benefit from some change in the economy,  have new management,  or are experiencing
               some  other   "special   situation"   which  makes  their  stocks
               undervalued. Because these companies tend to be smaller, their growth potential is often greater. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies.

PRIMARY
RISKS: While the potential long-term rewards of investing in small-cap stocks are substantial, there are also substantial risks. Small-cap stocks carry more risk because they are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources, and have less predictable earnings. Small-cap stocks also tend to be less liquid, and experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial. Stocks of foreign companies carry additional risks including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                   Who should consider buying the Special Situations Fund?

               The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are  seeking  significant  growth of  capital,
               o  Are willing to accept a high degree of market volatility,  and
               o Have a long-term investment horizon and are able to ride out market cycles.

                   How has the Special Situations Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                            [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -23.05% (for the quarter ended September 30, 1998). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Russell 2000 Index. This table assumes that the maximum sales charge or CDSC was paid. The Russell 2000 Index is an unmanaged index generally representative of the U.S. market for small-cap stocks. The Russell 2000 Index does not take into account fees and expenses that an investor would incur in holding the securities in the Russell 2000 Index. If it did so, the returns would be lower than those shown.

                                                           Inception         Inception
                                                           Class A Shares    Class  B Shares
                             1 Year*           5 Years*    (9/18/90)         (1/12/95)
                             ------            -------     ---------         ---------

Class A Shares                19.49%            14.26%     16.54%            N/A
Class B Shares                22.52%            N/A        N/A               14.89%
Russell 2000 Index            21.35%            16.36%     15.85%            16.66%

*The annual returns are based upon calendar years.

           What are the fees and expenses of the Special Situations Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*            4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                    DISTRIBUTION                     TOTAL
                                     AND SERVICE                  ANNUAL FUND
                       MANAGEMENT      (12B-1)        OTHER        OPERATING         FEE           NET
                         FEES(1)       FEES (2)      EXPENSES      EXPENSES(3)     WAIVER(1)    EXPENSES(3)
                       ----------   ------------     --------     ------------     ---------    -----------

Class A Shares......    0.99%          0.30%           0.48%          1.77%           0.24%        1.53%
Class B Shares......    0.99%          1.00%           0.48%          2.47%           0.24%        2.23%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. **4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1)For the fiscal year ended September 30, 1999, the Adviser waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for the fiscal year ending September 30, 2000.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS
                                   --------   ----------- ----------   ---------

If you redeem your shares:
Class A shares                     $771       $1,125      $1,503     $2,560
Class B shares                     $626       $1,047      $1,494     $2,615*

If you do not redeem your shares:
Class A shares                     $771       $1,125      $1,503     $2,560
Class B shares                     $226       $   747     $1,294     $2,615*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

 What are the Special Situations Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of small-cap companies. The Fund defines small-cap stocks as those with market capitalizations which fall within the range of those of companies in the Standard and Poor's 600 Small-Cap Index ("S&P 600 Small-Cap Index"). (As of December 31, 1999, the market capitalizations of companies in the S&P 600 Small-Cap Index was between $28 million and $4.1 billion. The market capitalizations of companies in the S&P 600 Small-Cap Index will change with market conditions.) The Fund looks for companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, have new management, or are experiencing some other "special situation" which makes their stocks undervalued. Because these companies tend to be smaller, their growth potential is often greater. While the Fund primarily invests in U.S. companies, it may invest in stocks of foreign companies. The Fund's investments in foreign companies are generally limited to stocks that are dollar-denominated and traded in the U.S.

In selecting stocks, the Fund relies on fundamental research. It considers, among other things, earnings growth potential, revenue growth potential, cash flow and tangible book value. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. The Fund usually will sell a stock when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Special Situations Fund:

MARKET RISK: Because this Fund invests in stocks, an investment in the Fund is subject to stock market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets and periods when stock prices generally go down, referred to as "bear" markets. The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks because small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets.

Small-cap companies are generally dependent on a small number of products or services, their earnings are less predictable, and their share prices more volatile. These companies are also more likely to have limited markets or financial resources, and may depend on a small, inexperienced management group.

LIQUIDITY RISK: Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

FOREIGN ISSUERS RISK: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

OTHER RISKS: While the Fund generally attempts to invest in small-cap stocks with market capitalizations which fall within the range of those of companies in the S&P 600 Small-Cap Index, it is not an index fund. The Fund may hold securities other than those in the S&P 600 Small-Cap Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

                               FOCUSED EQUITY FUND

                                    OVERVIEW

OBJECTIVE:  The Fund seeks capital appreciation.

PRIMARY
INVESTMENT
STRATEGIES: The Fund seeks to achieve its objective by focusing its  investments in the common stocks of approximately 20 to 30 U.S. companies. Generally, not more than 12% of the Fund's total assets will be invested in the securities of a single issuer. The Fund uses an event-driven approach in selecting investments. In making investment decisions, the Fund looks for companies that appear to be undervalued because they are undergoing corporate or other events that appear likely to result in significant growth in the companies' valuations. The Fund seeks to identify companies with proven management, superior cash flow and outstanding franchise values. The Fund usually will sell a stock when it shows deteriorating fundamentals, reaches its target value, constitutes 12% or more of the total portfolio, or when the Fund identifies better investment opportunities.

PRIMARY     While there are substantial potential long-term rewards of investing
RISKS:      in a  concentrated  portfolio  of  securities  that  are  considered undervalued,  there are also substantial risks.  First, the value of
            the  portfolio   will   fluctuate  with  movements  in  the  overall
            securities markets, general economic conditions, and changes in interest rates or investor sentiment. Second, because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding. Third, there is a risk that the event that led the Fund to make an investment may occur later than anticipated or not at all. This may disappoint the market and cause a decline in the value of the investment.
            Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

            AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                  Who should consider buying the Focused Equity Fund?

            The  Focused  Equity  Fund  is  most   appropriately   used  to  add
            diversification to an investment portfolio. It may be appropriate for you if you:

            o     Are seeking significant growth of capital,
            o Understand and are willing to accept significant stock market volatility,
            o Are willing to take high risk on the money you invest in the Fund, and
            o Have a long-term investment horizon and are able to ride out market cycles.

                              What about performance?

Because the Fund commenced operations on March 22, 1999, as of the date of this prospectus it did not have a full year of performance information available. For the performance of the Fund from March 22, 1999 to December 31, 1999, see the Appendix on page 49 of this prospectus.

             What are the fees and expenses of the Focused Equity Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                      CLASS A     CLASS B
                                                     SHARES       SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price).......        6.25%        None
Maximum deferred sales charge (load)
   (as a percentage of the lower of purchase
   price or redemption price)................        None*        4%**


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)

                         DISTRIBUTION
                         AND SERVICE                 TOTAL
                           (12B-1)                  ANNUAL
                           FEES(1)                   FUND       EXPENSE
            MANAGEMENT   AND SERVICE    OTHER      OPERATING   ASSUMPTION      NET
               FEES        FEES(1)    EXPENSES(2)  EXPENSES      (2)         EXPENSES
               ----        -------    ----------- --------       ---         --------
Class A
Shares......   0.75%        0.30%        0.85%        1.90%       0.15%       1.75%
Class B
Shares......   0.75%        1.00%        0.85%        2.60%       0.15%       2.45%

* A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
** 4% in the first year;  declining to 0% after the sixth year. Class B shares convert To Class A shares  after 8 years.
(1)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(2)The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of .70% during the Fund's first fiscal year (ending September 30, 1999), provided that the Adviser may recover such assumed expenses within the following three years as long as the total expenses of the Fund do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% of the average daily net assets on Class B shares or any lower expense limitation to which the Adviser agrees. Other Expenses include organizational expenses.

EXAMPLE
This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                               ONE YEAR   THREE YEARS  FIVE YEARS  TEN YEARS
                               --------   -----------  ----------  ---------
If you redeem your shares:
Class A shares                   $792        $1,171      $1,574    $2,697
Class B Shares                   $648        $1,094      $1,567    $2,753*
If you do not redeem your
shares:
Class A shares                   $792        $1,171      $1,574    $2,697
Class B Shares                   $248        $ 794       $1,367    $2,753*

* Assumes conversion to Class A shares eight years after purchase.


                               THE FUND IN DETAIL

       What are the Focused Equity Fund's objective, principal investment strategies, and principal risks?

OBJECTIVE: The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to achieve its objective by focusing its investments in the common stocks of approximately 20 to 30 U.S. companies. The Fund is a non-diversified investment company. The Fund will usually concentrate 80% of its portfolio in its top 15 holdings. It will frequently have more than 10% of its assets in the securities of a single issuer. Although the Fund is not required to limit the amount of any investment in the securities of any one issuer, it generally will not invest more than 12% of its total assets in the securities of a single issuer. The Fund's strategy is to remain relatively fully invested, but at times the Fund may have cash positions of 10% or more if the Fund cannot identify qualified investment opportunities or it has a negative or "bearish" view of the stock market. However, under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks).

The Fund uses an event-driven approach in selecting investments. The Fund looks for companies that appear to be undervalued because they are undergoing some corporate or other event that the Fund believes can result in significant growth in the companies' valuations. Examples of these events include: announced mergers, acquisitions and divestitures; financial restructurings; management reorganizations; stock buy-back programs; or industry transformations that can affect competitiveness. The Fund then identifies companies with proven management teams which maintain significant financial interest in the companies, superior cash flows in excess of internal growth requirements and outstanding franchise values. The Fund generally invests with a time horizon of two-to-five years and seeks investments which offer the potential of appreciating at least 50% within the first two years of the investment.

The Fund actively monitors the companies in its portfolio through regular meetings and teleconference calls with senior management and personal visits. The Fund also actively monitors the industries and competitors of the companies within its portfolio and checks whether the original investment thesis still holds true. The Fund usually will sell a stock when it shows deteriorating fundamentals, reaches its target value, constitutes 12% or more of the total portfolio, or when the Fund identifies better investment opportunities.

The Fund may purchase and sell futures contracts and options on futures contracts for hedging purposes. The Fund anticipates engaging in such transactions relatively infrequently and over relatively short periods of time. Any hedging strategy that the Fund may decide to employ will generally be effected by buying puts on the overall market or an index, such as puts on the Standard & Poor's 500 Composite Stock Price Index.

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Focused Equity Fund:

MARKET RISK: Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Fluctuations in the prices of stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

NON-DIVERSIFICATION RISK: The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

EVENT-DRIVEN STYLE RISK: The event-driven investment approach used by the Fund carries the additional risk that the event anticipated may occur later than expected or not at all or may not have the desired effect on the market price of the security.

FUTURES AND OPTIONS RISK: The Fund could suffer a loss if it fails to hedge its portfolio prior to a market decline. Moreover, if the Fund engages in hedging transactions using futures or options, the Fund could nevertheless suffer a loss if the hedging is based upon an inaccurate prediction of movements in the direction of the securities and interest rate markets or the hedging instrument does not accurately reflect the Fund's portfolio. The Fund may experience adverse consequences that leave it in a worse position than if such strategies were not used. As a result, the Fund may not achieve its investment objective.

                                   GLOBAL FUND

                                    OVERVIEW

OBJECTIVES:    The Fund primarily seeks  long-term  capital growth and
               secondarily a reasonable level of current income.

PRIMARY
INVESTMENT
STRATEGIES:    The Fund  invests  in a  diversified  portfolio of common  stocks of companies which are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions it must allocate assets to at least three countries, including the United States. The Fund primarily invests in large or medium capitalization stocks which are traded in larger or more established markets throughout the world. The
               Fund also invests opportunistically in smaller capitalization stocks and stocks of smaller, less-developed or emerging markets.
               The Fund generally does not attempt to hedge its foreign securities investments against currency rate fluctuations.

PRIMARY
RISKS: All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. The risks of investing in a stock fund that invests in foreign stocks are accentuated because investments in foreign stocks, particularly emerging markets, can decline in value because of declines in the values of local currencies, irrespective of how well the companies that issue such stocks are doing; there is generally less supervision and regulation of foreign securities markets; foreign securities markets are generally less liquid than U.S. markets; there may be less financial information available on certain foreign companies; and there may be political instability in some countries in which the Fund may invest. Fluctuations in the prices of foreign stocks can be especially sudden and substantial. Stocks with smaller market capitalizations tend to experience sharper price fluctuations. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                    Who should consider buying the Global Fund?

               The Global Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

               o  Are seeking significant growth of capital,
               o  Want exposure not only to U.S. but also foreign securities,
               o Are willing to accept a high degree of market volatility and the additional risks of foreign investments, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                         How has the Global Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last 10 calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

                                [OBJECT OMITTED]

During the periods shown, the highest quarterly return was 20.13% (for the quarter ended December 31, 1999) and the lowest quarterly return was -21.79% (for the quarter ended September 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Morgan Stanley All Country World Free Index ("All Country Index"). This table assumes that the maximum sales charge or CDSC was paid. The All Country Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. The All Country Index does not take into account fees and expenses that an investor would incur in holding the securities in the index. If it did so, the returns would be lower than those shown.


                                                                        Inception
                                                                        Class B Shares
                              1 Year*           5 Years*    10 Years*   (1/12/95)

Class A Shares                23.48%            15.98%      9.25%       N/A
Class B Shares                26.92%            N/A         N/A         16.89%
All Country Index             26.82%            19.18%      11.70%      19.18%**

 *The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/99.

                 What are the fees and expenses of the Global Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  SHARES          SHARES
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*             4%**

 (ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets)

                                 DISTRIBUTION              TOTAL
                                 AND SERVICE            ANNUAL FUND
                     MANAGEMENT    (12B-1)     OTHER     OPERATING
                         FEES     FEES (1)    EXPENSES   EXPENSES

Class A Shares.......    0.99%       0.30%      0.43%        1.72%
Class B Shares.......    0.99%       1.00%      0.43%        2.42%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR   THREE YEARS FIVE YEARS   TEN YEARS

If you redeem your shares:
Class A shares                     $789         $1,133      $1,500     $2,528
Class B shares                     $645         $1,055      $1,491     $2,583*

If you do not redeem your shares:
Class A shares                     $789         $1,133      $1,500     $2,528
Class B shares                     $245         $  755      $1,291     $2,583*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

 What are the Global Fund's objectives, principal investment strategies, and risks?

OBJECTIVES:   The   Global  Fund  primarily  seeks   long-term   capital  growth
and secondarily a reasonable level of current income.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests in a diversified portfolio of common stocks of companies which are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies which are considered large to medium in size (measured by market capitalization). The Fund may also invest in smaller companies when management views them as attractive alternatives to the stocks of larger or more established companies.

The Fund primarily invests in stocks which trade in larger or more established markets, but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital. The definition of "emerging markets" may change over time as a result of developments in national or regional economies and capital markets.

The foreign stocks that the Fund purchases are typically denominated in foreign currencies. The Fund generally does not hedge against fluctuations in the value of foreign currencies.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: accelerating earnings growth or the possibility of positive earnings surprises; strong possibility of price to earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; or improving local market and/or industry outlook.

Once  the  purchase  candidates  for the  Fund  are  identified,  the  portfolio construction process begins. In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) currency exposure, (3) industry and sector allocation, and (4) exposure to a number of other factors such as interest rates or company size. The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if in the portfolio manager's opinion its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Global Fund:

MARKET RISK: Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While the Fund's strategy of being globally diversified may help to reduce the volatility or variability of the Fund's returns relative to another fund which invests in fewer stocks or whose investments are focused in fewer countries or industry sectors, this strategy may not prevent a loss if stock markets worldwide were to decline at the same time. Fluctuations of prices of stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

FOREIGN SECURITIES RISK: There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened issues when investing in non-U.S. markets, especially emerging markets. For example, such risks and considerations may include political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations. Risks such as these are common to all investments but are exacerbated when investing in international markets. In addition, international investors may experience higher commission rates on foreign portfolio transactions, potentially adverse changes in tax and exchange control regulations, the potential for restrictions on the flow of international capital and the transition to the euro for European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover. Also, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies, for example, by eroding or reversing gains or widening losses from those investments.

LIQUIDITY RISK: The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk is common to most stock mutual funds, but is particularly acute in the case of foreign investments.

SMALL-CAP AND MID-CAP RISK: The market risk associated with small-to mid-cap stocks is greater than that associated with larger-cap stocks because small-to mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-to mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable, and their share prices more volatile. These companies are also more likely to have limited markets or financial resources, or to depend on a small, inexperienced management group.

                                 FUND MANAGEMENT

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 52 mutual funds or series of funds with total net assets of over $5 billion. FIMCO supervises all aspects of each Fund's operations and determines each Fund's portfolio transactions, except for the Focused Equity Fund and the Global Fund. For the fiscal year ended September 30, 1999, FIMCO received advisory fees as follows: 0.75% of average daily net assets, net of waiver, for Total Return Fund, Blue Chip Fund, Mid-Cap Opportunity Fund, and Special Situations Fund; 0.75% of average daily net assets for Utilities Income Fund and Focused Equity Fund; 0.74% of average daily net assets for Growth & Income Fund; and 0.99% of average daily net assets for Global Fund.

The Total Return Fund is managed by a team of portfolio managers.

Dennis T. Fitzpatrick serves as Co-Portfolio Manager of the Growth & Income Fund and the Blue Chip Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since October 1995. During 1995, Mr. Fitzpatrick was a Regional Surety Manager at United States Fidelity & Guaranty Co. From 1988 to 1995, he was Northeast Surety Manager at American International Group.

Andrew Wedeck serves as Co-Portfolio Manager of the Growth & Income Fund and the Blue Chip Fund. From April 1999 to November 1999, Mr. Wedeck was a Research Analyst at Cramer Rosenthal McGlynn. From April 1998 to March 1999, Mr. Wedeck was a personal money management consultant for family members. From 1995 to March 1998, Mr. Wedeck was an Equity Analyst at Stechler & Company.

Matthew S. Wright serves as Portfolio Manager of the Utilities Income Fund. Mr. Wright is also the Portfolio Manager for the Utilities Income Fund of First Investors Life Series Fund. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst. From May 1995 to January 1996, Mr. Wright was an Analyst at Fuji Bank. From June 1994 to April 1995, he was Market Editor of BLOOMBERG MAGAZINE and from September 1991 to June 1994, he was Editor/Reporter for BLOOMBERG BUSINESS NEWS.

Patricia D. Poitra serves as Portfolio Manager of the Mid-Cap Opportunity Fund and Co-Portfolio Manager of the Special Situations Fund. Ms. Poitra has been Director of Equities at FIMCO since October 1994.

David A. Hanover is Co-Portfolio Manager of the Special Situations Fund. From 1997 to August 1998, Mr. Hanover was a Portfolio Manager and Analyst at Heritage Investors Management Corporation. From 1994 to 1996, Mr. Hanover was Co-Portfolio Manager and Analyst at Psagot Mutual Funds and in 1993 he was an International Equity Investments Summer Associate at Howard Hughes Medical Institute.

FIMCO and the Global  Fund have  retained  Wellington  Management  Company,  LLP
("WMC") as the Global Fund's investment subadviser. WMC has discretionary trading authority over all of the Global Fund's assets, subject to continuing oversight and supervision by FIMCO and the Board of Directors. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1999, WMC held investment management authority with respect to $241 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 60 registered investment companies or series of such companies, with net assets of approximately $170 billion. The Global Fund is managed by Trond Skramstad, Senior Vice President of WMC and Chairman of the firm's Global Equity Strategy Group. Mr. Skramstad joined WMC in 1993.

FIMCO and the Focused Equity Fund have retained Arnhold and S. Bleichroeder, Inc. ("ASB") as the Fund's investment subadviser. ASB has discretionary trading authority over all of the Focused Equity Fund's assets, subject to continuing oversight and supervision by FIMCO and the Board of Directors. ASB is located at 1345 Avenue of the Americas, New York, NY 10105. ASB and its affiliates currently provide investment advisory services to investment companies, institutions and private clients. As of December 31, 1999, ASB and its affiliates held investment management authority with respect to approximately $7 billion of domestic and international assets. The Focused Equity Fund is managed by Colin G. Morris, Senior Vice President of ASB, who has been responsible for the management of various ASB clients since January 1993. Prior to joining ASB in 1992, Mr. Morris was a partner at Mabon Securities, with responsibility over arbitrage investments from 1988 to 1992.

                            BUYING AND SELLING SHARES

                   How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

                                How do I buy shares?

You  may  buy  shares  of  each  Fund  through  a  First  Investors   registered
representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.


                       Which class of shares is best for me?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of a Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                   Class A Shares

Your investment              SALES CHARGE AS A PERCENTAGE OF
                      offering price        net amount invested

Less than $25,000            6.25%                    6.67%
$25,000-$49,999              5.75                     6.10
$50,000-$99,999              5.50                     5.82
$100,000-$249,999            4.50                     4.71
$250,000-$499,999            3.50                     3.63
$500,000-$999,999            2.50                     2.56
$1,000,000 or more           0*                       0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                   Class B Shares


                                                  CDSC as a Percentage of Purchase Price
             YEAR OF REDEMPTION                   OR NAV AT REDEMPTION
             ------------------                   --------------------

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                               How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

o     Contacting your Representative who will place a redemption order for you;

o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

o Telephoning the Special Services Department of ADM at 1-800-342-6221 (telephone redemptions are not available on retirement and certain other types of accounts); or

o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

      Can I exchange my shares for the shares of other First Investors Funds?

You may  exchange  shares of a Fund for  shares  of the same  class of any other

First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

                What about dividends and capital gain distributions?

To the extent that it has net investment income, Total Return Fund, Growth & Income Fund, Blue Chip Fund and Utilities Income Fund will declare and pay a dividend from net investment income on a quarterly basis. To the extent that it has net investment income, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of a Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in a Fund. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in a Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).




                                 What about taxes?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

   How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                                                                       APPENDIX
                                                                       --------

For the period March 22, 1999 to December 31, 1999, the Focused Equity Fund's Class A and Class B shares returned 19.00% and 18.30%, respectively. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. These figures do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those stated.

                                FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the SAI, which is available upon request.

                                TOTAL RETURN FUND

                       --------------------------------------------------------------------------------
                                                  PER SHARE DATA
                       --------------------------------------------------------------------------------


                                                                        LESS DISTRIBUTIONS
                                   INCOME FROM INVESTMENT OPERATIONS            FROM
                                   ---------------------------------    ------------------

                                                NET
                                             REALIZED
                                    NET         AND
                       NET ASSET  INVEST-   UNREALIZED     TOTAL FROM      NET
                         VALUE     MENT     GAIN(LOSS)      INVEST-      INVEST-      NET       TOTAL
                       ---------
                       BEGINNING  INCOME        ON            MENT        MENT     REALIZED    DISTRI-
                       OF PERIOD   (LOSS)   INVESTMENTS    OPERATIONS    INCOME      GAINS     BUTIONS
-------------------------------------------------------------------------------------------------------
CLASS A
1994(h)..............    $11.88    $.21       $(.62)         $(.41)      $.19        $.39       $.58
1995(h)..............     10.89     .39        2.50           2.89        .37         .44        .81
1996(h)..............     12.97     .39         .97           1.36        .41        1.12       1.53
1997(h)..............     12.80     .26        2.04           2.30        .28        1.08       1.36
1998(a)..............     13.74     .23         .43            .66        .13          --        .13
1999(f)..............     14.27     .29        1.26           1.55        .30        1.18       1.48

CLASS B
1995(b)..............    $10.90   $ .25       $2.54          $2.79      $ .33       $ .44      $ .77
1996(h)..............     12.92     .32         .94           1.26        .34        1.12       1.46
1997(h)..............     12.72     .21        1.97           2.18        .19        1.08       1.27
1998(a)..............     13.63     .17         .41            .58        .08          --        .08
1999(f)..............     14.13     .21        1.22           1.43        .21        1.18       1.39

  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.

---------------------------------------------------------------------------------------------------
                           RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET
                                                                ASSETS BEFORE
                                       RATIO TO AVERAGE       EXPENSES WAIVED OR
                                         NET ASSETS ++             ASSUMED
                                     -------------------     --------------------




                          NET ASSETS                 NET                    NET
NET ASSET                   END OF                 INVEST-                INVEST-
  VALUE      TOTAL          PERIOD                  MENT                    MENT       PORTFOLIO
---------
 END OF      RETURN*         (IN       EXPENSES   INCOME      EXPENSES      INCOME      TURNOVER
 PERIOD       (%)          MILLIONS)   (%)          (%)         (%)           (%)        RATE (%)

---------------------------------------------------------------------------------------------------



$10.89        (3.45)         $51        1.63        1.91        1.88        1.66         124
  12.97       26.71           55        1.58        3.08        1.83        2.83         135
  12.80       10.62           57        1.53        2.93        1.78        2.68         146
  13.74       18.08           67        1.49        1.94        1.74        1.69         149
  14.27        4.76           73        1.42+       2.15+       1.65+       1.92+        111
  14.34       11.50           92        1.40        2.08        1.63        1.85         127


$12.92        25.74          $ .3       2.41+       2.24+       2.67+       1.98+        135
 12.72         9.86           1         2.32        2.14        2.49        1.97         146
 13.63        17.24           3         2.19        1.24        2.44         .99         149
 14.13         4.25           4         2.12+       1.45+       2.35+       1.22+        111
 14.17        10.72           9         2.10        1.38        2.33        1.15         127

                              GROWTH & INCOME FUND

                ----------------------------------------------------------------------------------------------------
                                               PER SHARE DATA
                ----------------------------------------------------------------------------------------------------


                              INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                             -----------------------------------              --------------------
                                                                                       FROM
                                                                                       ----
                                                   NET
                                                REALIZED
                                                   AND          TOTAL FROM         NET          NET        TOTAL
                 NET ASSET          NET         UNREALIZED      INVESTMENT     INVESTMENT     REALIZED   DISTRIBU-
                   VALUE        INVESTMENT      GAIN (LOSS)     OPERATIONS       INCOME         GAINS      TIONS
                 BEGINNING        INCOME           ON
                 OF PERIOD        (LOSS)       INVESTMENTS

--------------------------------------------------------------------------------------------------------------------

CLASS A
1994(d).......    $6.56          $.13             $.11           $.24            $.11            $--       $.11
1995(d).......     6.69           .16             1.13           1.29             .17             --        .17
1996(d).......     7.81           .10             1.60           1.70             .12             --        .12
1997(d).......     9.39           .06             2.36           2.42             .06             .16       .22
1998(c).......    11.59           .05              .97           1.02             .03             .27       .30
1999(f).......    12.31           .04             2.88           2.92             .05             --        .05

CLASS B
1995(e).......    $6.43          $.08            $1.38          $1.46           $ .11            $--       $.11
1996(d).......     7.78           .07             1.55           1.62             .07             --        .07
1997(d).......     9.33                           2.32           2.32             .01             .16       .17
1998(c).......    11.48          (.01)             .94            .93              --             .27       .27
1999(f).......    12.14          (.04)            2.80           2.76              --              --        --



  +Annualized
 ++Net of expenses waived or assumed by the investment advisor.
  *Calculated without sales charges.
 **Prior to February 15, 1996,  known as Made In The U.S.A.  Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.


 ------------------------------------------------------------------------------------------------------
                  R A T I O S / S U P P L E M E N T A L D A T A
 ------------------------------------------------------------------------------------------------------
                                                            RATIO TO AVERAGE NET
                                    RATIO TO AVERAGE NET    ASSET BEFORE EXPENSES
                                         NET ASSETS++         WAIVED OR ASSUMED
                                    --------------------    --------------------
 NET ASSET
   VALUE                   NET ASSETS
 --------                 END OF PERIOD                   NET                       NET       PORTFOLIO
    END         TOTAL        (IN                       INVESTMENT               INVESTMENT    TURNOVER
 OF PERIOD     RETURN*     MILLIONS)      EXPENSES      INCOME      EXPENSES      INCOME       RATE
                 (%)                        (%)         (%)          (%)          (%)          (%)
-------------------------------------------------------------------------------------------------------


  $  6.69       3.67        $ 34             .67        2.26          1.83         1.11          6
     7.81      19.51          63             .98        2.34          1.59         1.74         19
     9.39      21.82         112            1.31        1.20          1.49         1.02         25
    11.59      26.20         194            1.39         .55          1.43          .51         28
    12.31       8.84         258            1.39+        .47+          N/A          N/A         36
    15.18      23.75         378            1.36         .29           N/A          N/A        112


  $  7.78      22.73        $  4            1.90+       2.23+         2.61+        1.52+        19
     9.33      20.92          12            2.03         .48          2.19          .31         25
    11.48      25.23          27            2.09        (.15)         2.13         (.19)        28
    12.14       8.19          43            2.09+       (.23)+         N/A          N/A         36
    14.90      22.77          77            2.06        (.41)          N/A          N/A        112


                                 BLUE CHIP FUND

                 ----------------------------------------------------------------------------------------------------
                                                         PER SHARE DATA
                 ----------------------------------------------------------------------------------------------------

                                         INCOME FROM INVESTMENT OPERATIONS          LESS DISTRIBUTIONS
                                         ---------------------------------          ------------------



                                                    NET REALIZED
                                         NET        AND
                            NET ASSET    INVEST-    UNREALIZED                      NET
                             VALUE       MENT       GAIN (LOSS)     TOTAL FROM      INVEST-     NET          TOTAL
                           BEGINNING     INCOME     ON              INVESTMENT      MENT        REALIZED     DISTRI-
                           OF PERIOD     (LOSS)     INVESTMENT      OPERATIONS      INCOME      GAINS        BUTIONS
---------------------------------------------------------------------------------------------------------------------

CLASS A
1994(h)...............       $15.58       $.11          $(.58)       $(.47)        $.09          $1.56       $1.65
1995(h)...............        13.46        .19           4.37         4.56          .20            .60         .80
1996(h)...............        17.22        .14           3.39         3.53          .17           1.11        1.28
1997(h)...............        19.47        .09           4.98         5.07          .08           1.62        1.70
1998(a)...............        22.84        .04           (.39)        (.35)         .03              --        .03
1999(f)...............        22.46          --          5.46         5.46          .02            .75         .77

CLASS B
1995(b)...............       $13.51      $ .10          $4.31        $4.41         $.16          $ .60       $ .76
1996(h)...............        17.16        .06           3.32         3.38          .06           1.11        1.17
1997(h)...............        19.37       (.03)          4.91         4.88            -           1.62        1.62
1998(a)...............        22.63       (.06)          (.42)        (.48)           -             --         --
1999(f)...............        22.15       (.14)          5.35         5.21            -            .75         .75



  +Annualized
 ++Net of expenses waived or assumed by the investment advisor.
  *Calculated without sales charges.
 **Prior to February 15, 1996,  known as Made In The U.S.A.  Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the periodJanuary 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.




-------------------------------------------------------------------------------------------
                       RATIOS / SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------

                                              RATIO TO AVERAGE
                                                NET ASSETS
                        RATIO TO AVERAGE      BEFORE EXPENSES
                          NET ASSETS++        WAIVED OR ASSUMED
                        ----------------   ---------------------
                        NET
                       ASSETS                 NET                  NET
NET ASSET              END OF                INVEST-             INVEST-
 VALUE       TOTAL     PERIOD                INCOME               MENT      PORTFOLIO
END OF      RETURN*     (IN        EXPENSES   MENT    EXPENSES   INCOME     TURNOVER
PERIOD       (%)      MILLIONS)      (%)       (%)      (%)        (%)      RATE (%
-----------------------------------------------------------------------------------------


$13.46     (3.02)      $124         1.54       .80     1.79         .55        82
 17.22     34.01        170         1.49      1.23     1.74         .98        25
 19.47     20.55        240         1.44       .78     1.67         .55        45
 22.84     26.05        351         1.39       .40     1.64         .15        63
 22.46     (1.55)       368         1.37+      .23+    1.47+        .13+       71
 27.15     24.88        471         1.32       .01     1.41        (.08)       97

$17.16     32.76       $  5         2.20+      .52+    2.46+        .26+       25
 19.37     19.71         17         2.22        --     2.37        (.16)       45
 22.63     25.19         37         2.09      (.30)    2.34        (.55)       63
 22.15     (2.12)        47         2.07+     (.47)+   2.17+       (.57)+      71
 26.61     24.07         70         2.02      (.69)    2.11        (.78)       97



                                 UTILITIES INCOME FUND

                 ------------------------------------------------------------------------
                                             PER SHARE DATA
                 ------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS   LESS DISTRIBUTIONS FROM
                             ---------------------------------   -----------------------


                                                    NET
                        NET ASSET              REALIZED AND
                          VALUE        NET      UNREALIZED      TOTAL
                        ---------  INVESTMENT   GAIN (LOSS)      FROM         NET         NET
                        BEGINNING    INCOME         ON        INVESTMENT   INVESTMENT   REALIZED        TOTAL
                        OF PERIOD    (LOSS)     INVESTMENTS   OPERATIONS     INCOME       GAIN.     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------

CLASS A
-------
1994(d)..............     $5.92       $.24       $(.84)        $(.60)        $.23        $.01            $.24
1995(d)..............      5.08        .23         .83          1.06          .24          --             .24
1996(d)..............      5.90        .21         .52           .73          .22          --             .22
1997(d)..............      6.41        .20         .61           .81          .19          --             .19
1998(c)..............      7.03        .14         .96          1.10          .14         .37             .51
1999(f)..............      7.62        .13         .74           .87          .13         .37             .50

CLASS B
-------
1995(e)..............     $4.95       $.14        $.93         $1.07         $.16         $--             .16
1996(d)..............      5.86        .18         .49           .67          .18          --             .18
1997(d)..............      6.35        .15         .61           .76          .15          --             .15
1998(c)..............      6.96        .10         .94          1.04          .10         .37             .47
1999(f)..............      7.53        .08         .72           .80          .08         .37             .45

  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to
    December 31, 1995.
(c) For the period November 1, 1997 to September 30, 1998. (d) For the fiscal year ended October 31.
(e) For the period  January 12, 1995 (class B shares  first  offered) to October
    31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999  (commencement of operations) to September 30,
    1999.
(h) For the calendar year ended December 31.




--------------------------------------------------------------------------------------------
                  R A T I O S / S U P P L E M E N T A L D A T A
--------------------------------------------------------------------------------------------
                                                          RATIO TO AVERAGE NET
                                   RATIO TO AVERAGE NET   ASSET BEFORE EXPENSES
                                        ASSETS++            WAIVED OR ASSUMED
                                   --------------------   ---------------------
NET ASSET
  VALUE                                         NET                   NET       PORTFOLIO
--------    TOTAL    NET ASSETS             INVESTMENT             INVESTMENT   TURNOVER
  END      RETURN*  END OF PERIOD  EXPENSES   INCOME     EXPENSES    INCOME       RATE
OF PERIOD    (%)    (IN MILLIONS)    (%)        (%)        (%)         (%)        (%)
--------------------------------------------------------------------------------------------

  $5.08    (10.15)    $  63          .80        4.59       1.59       3.80        58
   5.90     21.35        84         1.04        4.37       1.57       3.84        16
   6.41     12.45       104         1.20        3.49       1.49       3.19        38
   7.03     12.86       102         1.40        2.98       1.48       2.90        60
   7.62     16.05       123         1.43+       2.10+      N/A        N/A         83
   7.99     11.99       145         1.37        1.69       N/A        N/A         65

  $5.86     21.99     $   3         1.82+       4.93+      2.53+      4.21+       16
   6.35     11.61         8         1.91        2.77       2.28       2.40        38
   6.96     12.08         9         2.10        2.28       2.18       2.20        60
   7.53     15.38        14         2.13+       1.40+      N/A        N/A         83
   7.88     11.13        21         2.07         .99       N/A        N/A         65






                               MID-CAP OPPORTUNITY FUND**


             -----------------------------------------------------------------------------------------------------
                                             PER SHARE DATA
             -----------------------------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS   LESS DISTRIBUTIONS FROM
                             ---------------------------------   -----------------------


                                                    NET
                        NET ASSET              REALIZED AND
                          VALUE        NET      UNREALIZED      TOTAL
                        ---------  INVESTMENT   GAIN (LOSS)      FROM         NET         NET
                        BEGINNING    INCOME         ON        INVESTMENT   INVESTMENT   REALIZED        TOTAL
                        OF PERIOD    (LOSS)     INVESTMENTS   OPERATIONS     INCOME       GAIN.     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------


CLASS A
-------
1994(d)................  $12.15     $.08        $(.33)         $(.25)       $.12       $--           $.12
1995(d)................   11.78      .08         2.80           2.88         .08        --            .08
1996(d)................   14.58      .04         1.57           1.61         .06       .84            .90
1997(d)................   15.29     (.03)        4.02           3.99         .04       .68            .72
1998(c)................   18.56     (.03)       (2.82)         (2.85)        --       1.18           1.18
1999(f)................   14.53     (.13)        6.62           6.49         --         --             --

CLASS B
-------
1995(e)................  $12.03    $(.01)       $2.49          $2.48         $--       $--          $
1996(d)................   14.51      .01         1.47           1.48         .05       .84            .89
1997(d)................   15.10     (.08)        3.89           3.81          --       .68            .68
1998(c)................   18.23     (.12)       (2.76)         (2.88)         --      1.18           1.18
1999(f).................  14.17     (.23)        6.41           6.18          --        --



+   Annualized
++  Net of expenses waived or assumed by the investment advisor.
*   Calculated without sales charges.
** Prior to February 15, 1996, known as Made In The U.S.A. Fund, and prior to December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period November 1, 1997 to September 30, 1998. (d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.




---------------------------------------------------------------------------------------------

                  R A T I O S / S U P P L E M E N T A L D A T A
---------------------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET
                                   RATIO TO AVERAGE NET   ASSET BEFORE EXPENSES
                                        ASSETS++            WAIVED OR ASSUMED
                                   --------------------   ---------------------
NET ASSET
  VALUE                                         NET                   NET       PORTFOLIO
--------    TOTAL    NET ASSETS             INVESTMENT             INVESTMENT   TURNOVER
  END      RETURN*  END OF PERIOD  EXPENSES   INCOME     EXPENSES    INCOME       RATE
OF PERIOD    (%)    (IN MILLIONS)    (%)        (%)        (%)         (%)        (%)
--------------------------------------------------------------------------------------------

$11.78     (2.05)     $  8           .90       .45        2.32      (.97)        29
 14.58     24.59         9          1.34       .48        2.36      (.55)       106
 15.29     11.64        14          1.57       .36        2.15      (.21)       118
 18.56     27.09        26          1.50      (.21)       1.94      (.65)        90
 14.53    (16.42)       30          1.50+     (.25)+      1.89+     (.64)+      102
 21.02     44.67        50          1.50      (.69)       1.77      (.96)       171

$14.51     20.62      $  .3         2.29+     (.03)+      3.79+    (1.53)+      106
 15.10     10.80         1          2.30      (.37)       3.03     (1.10)       118
 18.23     26.17         3          2.20      (.91)       2.64     (1.35)        90
 14.17    (16.91)        4          2.20+     (.95)+      2.59+    (1.34)+      102
 20.35     43.61         7          2.20     (1.39)       2.47     (1.66)       171




                              SPECIAL SITUATIONS FUND

-------------------------------------------------------------------------------------------------------------------
                                              PER SHARE DATA
                       --------------------------------------------------------------------------------------------

                                                                                    LESS DISTRIBUTIONS
                                             INCOME FROM INVESTMENT OPERATIONS            FROM
                                             ---------------------------------     -------------------

                                                       NET
                                                       REALIZED
                              NET ASSET       NET      AND
                                VALUE       INVEST-    UNREALIZED   TOTAL FROM  NET
                              ---------       MENT     GAIN (LOSS)  INVEST-     INVEST-      NET          TOTAL
                              BEGINNING      INCOME    ON           MENT        MENT         REALIZED     DISTRI-
                              OF PERIOD      (LOSS)    INVESTMENTS  OPERATIONS  INCOME       GAINS        BUTIONS
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------
1994(h)...................    $18.00         $(.04)      $(.62)       $(.66)    $  --          $.91         $.91
1995(h)...................     16.43          (.01)       3.94         3.93        --           .73          .73
1996(h)...................     19.63          (.01)       2.28         2.27        --          1.17         1.17
1997(h)...................     20.73          (.09)       3.44         3.35        --          1.90         1.90
1998(a)...................     22.18          (.05)      (4.30)       (4.35)       --            --           --
1999(f)...................     17.83          (.22)       5.79         5.57        --            --           --

CLASS B
-------
1995(b)...................    $16.40         $(.01)      $3.85        $3.84     $--            $ .73       $ .73
1996(h)...................     19.51          (.14)       2.25         2.11      --             1.17        1.17
1997(h)...................     20.45          (.15)       3.29         3.14      --             1.90        1.90
1998(a)...................     21.69          (.13)      (4.22)       (4.35)     --               --          --
1999(f)...................     17.34          (.36)       5.64         5.28      --               --          --


  +  Annualized
 ++  Net of expenses waived or assumed by the investment advisor.
  *  Calculated without sales charges.
 ** Prior to February 15, 1996, known as Made In The U.S.A. Fund, and prior to December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a)  For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c)  For the period  November 1, 1997 to September  30, 1998.
(d)  For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.



---------------------------------------------------------------------------------------------
                               RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET
                                                               ASSET BEFORE
                                    RATIO TO AVERAGE      EXPENSES WAIVED OR
                                       NET ASSETS++             ASSUMED
                                   --------------------   ---------------------
NET ASSET                                    NET                   NET
  VALUE              NET ASSETS            INVEST-               INVEST-
--------    TOTAL     END OF                MENT                   MENT      PORTFOLIO
  END      RETURN*  PERIOD (IN   EXPENSES  INCOME     EXPENSES    INCOME      TURNOVER
OF PERIOD    (%)     MILLIONS)    (%)        (%)        (%)         (%)       RATE (%)
--------------------------------------------------------------------------------------------

$16.43     (3.66)      $ 90        1.65     (.26)      1.90       (.51)        53
 19.63     23.92        125        1.60     (.08)      1.85       (.33)        80
 20.73     11.56        158        1.59     (.13)      1.84       (.38)        99
 22.18     16.15        194        1.53     (.45)      1.78       (.70)        84
 17.83    (19.61)       160        1.53+    (.32)+     1.75+      (.54)+       70
 23.40     31.24        186        1.53     (.97)      1.76      (1.20)       132



$19.51     23.42       $  5        2.33+    (.81)+     2.59+     (1.07)+       80
 20.45     10.81         10        2.38     (.92)      2.55      (1.09)        99
 21.69     15.34         17        2.23    (1.15)      2.48      (1.40)        84
 17.34    (20.06)        15        2.23+   (1.02)+     2.45+     (1.24)        70
 22.62     30.45         20        2.23    (1.67)      2.46      (1.90)       132


                                FOCUSED EQUITY FUND


                ---------------------------------------------------------------------------------
                                 PER SHARE DATA
                ---------------------------------------------------------------------------------

                       INCOME FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                       ---------------------------------                FROM
                                                                        ----
                                      NET
                                    REALIZED
           NET ASSET                  AND
             VALUE                 UNREALIZED
           ---------      NET      GAIN (LOSS)    TOTAL FROM     NET        NET      TOTAL
           BEGINNING  INVESTMENT      ON          INVESTMENT  INVESTMENT  REALIZED   DISTRIBU
           OF PERIOD    INCOME    INVESTMENTS     OPERATIONS    INCOME     GAINS     TIONS
-------------------------------------------------------------------------------------------------

CLASS A
-------

1999(g)       $10.00   $(.04)        $.92           $.88         $--        $--       $--

CLASS B
-------
1999(g)       $10.00   $(.06)        $.90           $.84         $--        $--      $--


  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period November 1, 1997 to September 30, 1998. (d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.





 -----------------------------------------------------------------------------------------------

                  R A T I O S / S U P P L E M E N T A L D A T A
 -----------------------------------------------------------------------------------------------



                                                           RATIO TO AVERAGE NET
                                 RATIO TO AVERAGE NET     ASSET BEFORE EXPENSES
                                       ASSETS++            WAIVED OR ASSUMED
                                 ---------------------   ---------------------
NET ASSET                                    NET                   NET
  VALUE              NET ASSETS            INVEST-               INVEST-
--------    TOTAL     END OF                MENT                   MENT      PORTFOLIO
  END      RETURN*  PERIOD (IN   EXPENSES  INCOME     EXPENSES    INCOME      TURNOVER
OF PERIOD    (%)     MILLIONS)    (%)        (%)        (%)         (%)       RATE (%)
------------------------------------------------------------------------------------------------

$ 10.88     8.80      $ 59       1.75+     (.93)+       1.90+    (1.08)+       57

$ 10.84     8.40      $ 14       2.45+    (1.63)+       2.60+    (1.78)+       57




                                    GLOBAL FUND

                -----------------------------------------------------------------------------------

                                 PER SHARE DATA
                -----------------------------------------------------------------------------------


                       INCOME FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                       ---------------------------------                FROM
                                                                        ----
                                       NET
              VALUE                 REALIZED
            ---------     NET         AND         TOTAL FROM     NET        NET
            BEGINNING  INVESTMENT  UNREALIZED     INVESTMENT  INVESTMENT  REALIZED       TOTAL
            OF PERIOD   INCOME     GAIN (LOSS)    OPERATIONS    INCOME     GAINS        DISTRIBU
                        (LOSS)         ON                                               TIONS
                                   INVESTMENTS
----------------------------------------------------------------------------------------------------


CLASS A
-------
1994(h)...... $6.27    $ .03     $  (.27)         $ (.24)    $  .03      $.16        $.19
1995(h)......  5.84      .03        1.01            1.04        .04       .27         .31
1996(h)......  6.57      .04         .91             .95        .04       .89         .93
1997(h)......  6.59      .03         .50             .53        .03       .68         .71
1998(a)......  6.41      .01        (.09)           (.08)        --        --          --
1999(f)......  6.33                 1.86            1.86        .08       .08         .08

CLASS B
-------
1995(b)...... $5.76    $ .03    $  1.05            $1.08     $  .03      $.27        $.30
1996(h)......  6.54     (.01)       .88              .87        .02       .88         .90
1997(h.......  6.51     (.01)       .49              .48         --       .68         .68
1998(a)......  6.31     (.03)      (.09)            (.12)        --        --          --
1999(f)......  6.19     (.04)      1.81             1.77         --       .08         .08

  + Annualized
 ++ Net of expenses waived or assumed by the investment advisor.
  * Calculated without sales charges.
 ** Prior to February 15, 1996,  known as Made In The U.S.A. Fund,  and prior to
    December 31, 1997, known as U.S.A.Mid-Cap Opportunity Fund.
(a) For the period  January 1, 1998 to September  30,  1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period  November 1, 1997 to September  30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.


-----------------------------------------------------------------------------------------

                  R A T I O S / S U P P L E M E N T A L D A T A
-----------------------------------------------------------------------------------------
                                                           RATIO TO AVERAGE NET
                                 RATIO TO AVERAGE NET     ASSET BEFORE EXPENSES
                                       ASSETS++            WAIVED OR ASSUMED
                                 ---------------------   ---------------------
NET ASSET                                    NET                   NET
  VALUE              NET ASSETS            INVEST-               INVEST-
--------    TOTAL     END OF                MENT                   MENT      PORTFOLIO
  END      RETURN*  PERIOD (IN   EXPENSES  INCOME     EXPENSES    INCOME      TURNOVER
OF PERIOD    (%)     MILLIONS)    (%)        (%)        (%)         (%)       RATE (%)
----------------------------------------------------------------------------------------

$5.84      (3.78)     214        1.84      .45         N/A        N/A        56
 6.57      17.83      228        1.83      .55         N/A        N/A        47
 6.59      14.43      263        1.83      .50         N/A        N/A        73
 6.41       7.98      277        1.82      .41         N/A        N/A        70
 6.33      (1.25)     261        1.82+     .12+        N/A        N/A        82
 8.11      29.63      316        1.72     (.03)        N/A        N/A        92

 6.54      18.80        1        2.56+    (.19)+       N/A        N/A        47
 6.51      13.33        5        2.54     (.21)        N/A        N/A        73
 6.31       7.36       10        2.52     (.29)        N/A        N/A        70
 6.19      (1.90)      12        2.52+    (.58)        N/A        N/A        82
 7.88      28.78       18        2.42     (.73)        N/A        N/A        92


 [FIRST INVESTORS LOGO]


TOTAL RETURN
GROWTH & INCOME
BLUE CHIP
UTILITIES INCOME
MID-CAP OPPORTUNITY
SPECIAL SITUATIONS
FOCUSED EQUITY
GLOBAL

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic Request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

                                             (Investment  Company  Act  File No:
                                             First  Investors  Total Return Fund
                                             811-5690,  First Investors Growth &
                                             Income   Fund    811-6618,    First
                                             Investors  Blue Chip Fund 811-5690,
                                             First  Investors  Utilities  Income
                                             Fund  811-6618,   First   Investors
                                             Mid-Cap  Opportunity Fund 811-6618,
                                             First Investors Special  Situations
                                             Fund  811-5690,   First   Investors
                                             Focused Equity Fund 811-6618, First
                                             Investors Global Fund 811-3169)